Expense Example - EMERGING MARKETS EQUITIES FUND, INC	Aug. 31, 2026 USD ($)
Class M
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 73
Expense Example, with Redemption, 3 Years	251
Expense Example, with Redemption, 5 Years	444
Expense Example, with Redemption, 10 Years	1,003
Class F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	292
Expense Example, with Redemption, 5 Years	515
Expense Example, with Redemption, 10 Years	1,156
Class F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	260
Expense Example, with Redemption, 5 Years	461
Expense Example, with Redemption, 10 Years	1,039
Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	260
Expense Example, with Redemption, 5 Years	461
Expense Example, with Redemption, 10 Years	$ 1,039